American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
November 30, 2023

Avantis Emerging Markets Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Brazil — 9.1%
3R Petroleum Oleo E Gas SA(1)	600	3,664
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	800	140
Allos SA	4,800	24,858
Alpargatas SA, Preference Shares(1)	1,700	3,285
Armac Locacao Logistica E Servicos SA	800	2,672
Auren Energia SA	1,500	4,459
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	1,600	3,911
Banco Pan SA, Preference Shares	3,100	5,039
Bemobi Mobile Tech SA	300	780
Blau Farmaceutica SA	200	634
BR Advisory Partners Participacoes SA	400	1,095
BrasilAgro - Co. Brasileira de Propriedades Agricolas	400	1,963
C&A MODAS SA(1)	1,000	1,680
Camil Alimentos SA	800	1,224
Cia Brasileira de Aluminio	1,500	1,256
Cia de Saneamento de Minas Gerais Copasa MG	1,500	5,699
Cia de Saneamento do Parana	900	4,824
Cia de Saneamento do Parana, Preference Shares	16,400	17,659
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	400	3,773
Cielo SA	5,200	4,236
Cury Construtora e Incorporadora SA	1,500	5,287
CVC Brasil Operadora e Agencia de Viagens SA(1)	2,400	1,643
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,200	18,517
Desktop SA	400	1,321
Dexco SA	3,100	4,585
Direcional Engenharia SA	900	3,653
EcoRodovias Infraestrutura e Logistica SA	2,600	4,553
Embraer SA, ADR(1)	2,136	37,359
Empreendimentos Pague Menos SA	2,100	1,421
Enauta Participacoes SA	1,900	5,976
Eternit SA	500	876
Even Construtora e Incorporadora SA	700	998
Ez Tec Empreendimentos e Participacoes SA	800	3,013
Grendene SA	2,300	3,079
Grupo Casas Bahia SA(1)	8,300	894
Grupo SBF SA	600	1,340
Guararapes Confeccoes SA(1)	800	995
Hidrovias do Brasil SA(1)	7,800	5,784
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	600	2,650
International Meal Co. Alimentacao SA, Class A(1)	1,300	507
Iochpe Maxion SA	1,600	3,875
IRB-Brasil Resseguros SA(1)	500	5,154
Jalles Machado SA	1,200	1,948
JHSF Participacoes SA	2,700	2,397
Kepler Weber SA	1,700	3,858
Lavvi Empreendimentos Imobiliarios SA	900	1,370
LOG Commercial Properties e Participacoes SA	400	1,870
Log-in Logistica Intermodal SA(1)	400	3,945
Lojas Renner SA	11,200	37,454

Magazine Luiza SA(1)	11,800	4,795
Mahle-Metal Leve SA	300	1,936
Marfrig Global Foods SA	3,300	6,537
Meliuz SA(1)	300	457
Metalurgica Gerdau SA, Preference Shares	10,600	22,139
Mills Estruturas e Servicos de Engenharia SA	1,200	3,096
Minerva SA	2,100	3,110
Moura Dubeux Engenharia SA(1)	600	1,440
Movida Participacoes SA	1,200	2,699
MRV Engenharia e Participacoes SA(1)	6,200	12,130
Multilaser Industrial SA(1)	2,100	934
Oceanpact Servicos Maritimos SA(1)	1,100	1,276
Odontoprev SA	2,800	6,343
Omega Energia SA(1)	2,000	3,901
Orizon Valorizacao de Residuos SA(1)	400	2,858
Pagseguro Digital Ltd., Class A(1)	2,046	20,624
Petroreconcavo SA	1,800	7,226
Portobello SA	500	705
Positivo Tecnologia SA	900	1,223
Qualicorp Consultoria e Corretora de Seguros SA	700	400
Randon SA Implementos e Participacoes, Preference Shares	2,000	4,559
Romi SA	300	780
Santos Brasil Participacoes SA	3,200	5,500
Sao Martinho SA	2,600	17,458
Ser Educacional SA(1)	500	648
SLC Agricola SA	700	5,354
Smartfit Escola de Ginastica e Danca SA	4,200	19,686
Taurus Armas SA, Preference Shares	700	2,039
Tegma Gestao Logistica SA	300	1,630
Tres Tentos Agroindustrial SA	1,300	2,974
Trisul SA	700	796
Tupy SA	800	4,213
Unipar Carbocloro SA, Class B Preference Shares	400	6,018
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	3,200	5,110
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	500	2,077
Vittia Fertilizantes E Biologicos SA	500	1,055
Vulcabras Azaleia SA	1,200	5,239
Wilson Sons SA	1,700	5,333
Wiz Co.	500	617
YDUQS Participacoes SA	4,800	19,670
Zamp SA(1)	1,900	2,254
		476,012
Chile — 0.7%
CAP SA	508	3,494
Empresa Nacional de Telecomunicaciones SA	840	2,799
Engie Energia Chile SA(1)	4,981	4,726
Parque Arauco SA	10,762	15,456
SMU SA	41,329	7,625
		34,100
China — 26.4%
361 Degrees International Ltd.	8,000	3,600
AAC Technologies Holdings, Inc.	13,000	36,554
Agile Group Holdings Ltd.(1)	12,000	1,397
Agora, Inc., ADR(1)	956	2,400
Alibaba Pictures Group Ltd.(1)	240,000	16,262

A-Living Smart City Services Co. Ltd.(1)	5,000	2,430
Alliance International Education Leasing Holdings Ltd.(1)	4,000	676
Anhui Expressway Co. Ltd., H Shares	4,000	3,738
ATRenew, Inc., ADR(1)	848	1,518
Autohome, Inc., ADR	1,230	33,591
Beijing Capital International Airport Co. Ltd., H Shares(1)	10,000	3,622
Beijing Enterprises Water Group Ltd.	68,000	13,662
Beijing Jingneng Clean Energy Co. Ltd., H Shares	12,000	2,381
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	3,221
Brii Biosciences Ltd.(1)	2,500	890
C&D International Investment Group Ltd.	14,000	28,636
Canaan, Inc., ADR(1)	2,498	3,772
Canadian Solar, Inc.(1)	560	11,777
Canggang Railway Ltd.	4,000	4,309
Canvest Environmental Protection Group Co. Ltd.	5,000	2,304
CARsgen Therapeutics Holdings Ltd.(1)	2,500	3,011
China Chunlai Education Group Co. Ltd.	2,000	1,621
China Cinda Asset Management Co. Ltd., H Shares	166,000	16,139
China Communications Services Corp. Ltd., H Shares	40,000	17,043
China Conch Environment Protection Holdings Ltd.(1)	8,500	2,013
China Conch Venture Holdings Ltd.	7,000	5,245
China Datang Corp. Renewable Power Co. Ltd., H Shares	13,000	2,696
China East Education Holdings Ltd.	4,500	1,487
China Education Group Holdings Ltd.	20,000	12,147
China Everbright Environment Group Ltd.	62,000	20,387
China Everbright Ltd.	8,000	4,618
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	671
China Lesso Group Holdings Ltd.	8,000	4,411
China Literature Ltd.(1)	7,600	25,909
China Medical System Holdings Ltd.	24,000	46,101
China National Building Material Co. Ltd., H Shares	64,000	28,470
China Nonferrous Mining Corp. Ltd.	26,000	15,720
China Resources Cement Holdings Ltd.	14,000	3,224
China Resources Medical Holdings Co. Ltd.	6,500	3,707
China Resources Pharmaceutical Group Ltd.	20,000	12,467
China Risun Group Ltd.	12,000	4,945
China Taiping Insurance Holdings Co. Ltd.	25,600	23,256
China Tobacco International HK Co. Ltd.	2,000	2,722
China Traditional Chinese Medicine Holdings Co. Ltd.	48,000	24,541
China Water Affairs Group Ltd.	8,000	4,541
China Yongda Automobiles Services Holdings Ltd.	5,500	2,105
CIMC Enric Holdings Ltd.	6,000	5,178
CMGE Technology Group Ltd.(1)	6,000	1,098
COFCO Joycome Foods Ltd.(1)	25,000	6,024
Concord New Energy Group Ltd.	60,000	5,150
COSCO SHIPPING International Hong Kong Co. Ltd.	4,000	1,430
COSCO SHIPPING Ports Ltd.	24,000	16,119
Cosmopolitan International Holdings Ltd.(1)	1,000	592
Country Garden Holdings Co. Ltd.(1)	124,000	13,951
Dalipal Holdings Ltd.	4,000	2,253
Daqo New Energy Corp., ADR(1)	632	14,953
Dongfeng Motor Group Co. Ltd., Class H	40,000	20,069
Dongyue Group Ltd.	28,000	21,357
East Buy Holding Ltd.(1)	8,000	29,691
Everest Medicines Ltd.(1)	4,000	10,482

FinVolution Group, ADR	2,850	12,625
Fu Shou Yuan International Group Ltd.	24,000	15,641
Fufeng Group Ltd.	26,000	13,806
GDS Holdings Ltd., Class A(1)	15,600	19,801
Gemdale Properties & Investment Corp. Ltd.	32,000	1,043
Genertec Universal Medical Group Co. Ltd.	5,500	2,932
Grand Pharmaceutical Group Ltd.	9,500	5,391
Greatview Aseptic Packaging Co. Ltd.(1)	6,000	1,316
Greentown China Holdings Ltd.	18,000	19,148
Greentown Management Holdings Co. Ltd.	5,000	3,633
Guangzhou R&F Properties Co. Ltd., H Shares(1)	15,200	2,312
Hainan Meilan International Airport Co. Ltd., H Shares(1)	1,000	916
Haitian International Holdings Ltd.	10,000	25,455
Harbin Electric Co. Ltd., H Shares	4,000	1,079
Hello Group, Inc., ADR	2,266	14,638
Hengan International Group Co. Ltd.	11,000	40,161
Hollysys Automation Technologies Ltd.(1)	1,150	26,220
Huazhong In-Vehicle Holdings Co. Ltd.	4,000	1,255
HUYA, Inc., ADR(1)	1,540	5,221
Hygeia Healthcare Holdings Co. Ltd.	5,600	34,441
iDreamSky Technology Holdings Ltd.(1)	7,600	2,396
I-Mab, ADR(1)	462	721
Jinchuan Group International Resources Co. Ltd.	18,000	1,060
Jinke Smart Services Group Co. Ltd., H Shares(1)	1,300	1,513
JinkoSolar Holding Co. Ltd., ADR	456	14,318
JNBY Design Ltd.	2,000	2,448
JOYY, Inc., ADR	788	30,267
Kangji Medical Holdings Ltd.	2,000	1,909
Kingboard Holdings Ltd.	11,000	26,482
Kingboard Laminates Holdings Ltd.	14,000	12,194
KWG Group Holdings Ltd.(1)	16,500	1,475
Lee & Man Paper Manufacturing Ltd.	11,000	3,029
LexinFintech Holdings Ltd., ADR	1,288	2,293
Linklogis, Inc., Class B	5,000	1,035
Lonking Holdings Ltd.	17,000	2,586
Luye Pharma Group Ltd.(1)	35,000	17,468
LVGEM China Real Estate Investment Co. Ltd.(1)	10,000	1,173
Maoyan Entertainment(1)	3,400	4,089
Medlive Technology Co. Ltd.	2,000	2,500
Midea Real Estate Holding Ltd.	2,600	1,956
MMG Ltd.(1)	48,000	13,777
NetDragon Websoft Holdings Ltd.	2,500	4,302
Newborn Town, Inc.(1)	6,000	1,597
Nexteer Automotive Group Ltd.	9,000	5,802
Nine Dragons Paper Holdings Ltd.	28,000	14,021
Noah Holdings Ltd., ADR	634	8,128
Poly Property Group Co. Ltd.	20,000	4,116
Pop Mart International Group Ltd.	9,600	28,807
Powerlong Real Estate Holdings Ltd.(1)	13,000	1,163
Q Technology Group Co. Ltd.(1)	4,000	2,412
Qifu Technology, Inc., ADR	1,996	30,978
Qudian, Inc., ADR(1)	3,130	4,945
Radiance Holdings Group Co. Ltd.(1)	6,000	2,681
Sany Heavy Equipment International Holdings Co. Ltd.	20,000	20,786
SciClone Pharmaceuticals Holdings Ltd.	2,500	4,351

Seazen Group Ltd.(1)	24,000	4,419
Shanghai Henlius Biotech, Inc., H Shares(1)	600	1,040
Shanghai Industrial Holdings Ltd.	4,000	4,803
Shenzhen Expressway Corp. Ltd., H Shares	6,000	4,831
Shenzhen International Holdings Ltd.	20,000	14,759
Shimao Services Holdings Ltd.(1)	6,000	929
Shoucheng Holdings Ltd.	18,000	3,044
Shougang Fushan Resources Group Ltd.	16,000	5,778
Shui On Land Ltd.	32,000	2,989
Simcere Pharmaceutical Group Ltd.	14,000	13,188
Sino-Ocean Group Holding Ltd.(1)	22,500	1,553
Sinopec Engineering Group Co. Ltd., H Shares	25,000	12,918
Sinopec Kantons Holdings Ltd.	10,000	3,889
Skyworth Group Ltd.	10,000	3,930
SSY Group Ltd.	24,000	14,831
Sunac Services Holdings Ltd.	10,000	2,888
TCL Electronics Holdings Ltd.	8,000	2,698
Tiangong International Co. Ltd.	14,000	4,189
Tianneng Power International Ltd.	6,000	4,930
Tong Ren Tang Technologies Co. Ltd., H Shares	5,000	4,206
Uni-President China Holdings Ltd.	22,000	14,071
Venus MedTech Hangzhou, Inc., H Shares(1)	1,000	719
Vnet Group, Inc., ADR(1)	1,850	5,180
Weibo Corp., ADR	1,336	13,507
Weimob, Inc.(1)	40,000	17,126
West China Cement Ltd.	18,000	1,587
Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,500	1,305
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	3,000	2,610
Xinte Energy Co. Ltd., H Shares(1)	3,200	4,100
Xinyi Energy Holdings Ltd.	20,000	3,348
Xtep International Holdings Ltd.	25,000	14,436
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	2,200	2,689
Yidu Tech, Inc.(1)	3,800	2,375
Yihai International Holding Ltd.(1)	8,000	13,331
Yuexiu Transport Infrastructure Ltd.	8,000	4,344
Zengame Technology Holding Ltd.	4,000	2,044
Zhejiang Expressway Co. Ltd., H Shares	20,000	12,665
Zhengwei Group Holdings Co. Ltd.(1)	4,000	1,161
Zhongyu Energy Holdings Ltd.(1)	7,000	4,642
Zhuguang Holdings Group Co. Ltd.(1)	16,000	696
Zylox-Tonbridge Medical Technology Co., Ltd.(1)	1,500	2,379
		1,376,223
Greece — 0.6%
Aegean Airlines SA(1)	1,176	14,671
Holding Co. ADMIE IPTO SA	1,651	3,777
LAMDA Development SA(1)	2,008	14,431
		32,879
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,504	9,303
Indonesia — 3.4%
ABM Investama Tbk PT	14,200	3,096
Ace Hardware Indonesia Tbk PT	179,800	8,754
Adhi Karya Persero Tbk PT(1)	62,400	1,578
Astrindo Nusantara Infrastructure Tbk PT(1)	536,200	3,905
Asuransi Tugu Pratama Indonesia Tbk PT	35,000	2,575

Bank BTPN Syariah Tbk PT	52,600	5,611
Bank Tabungan Negara Persero Tbk PT	121,600	10,155
BFI Finance Indonesia Tbk PT	119,600	8,908
Blue Bird Tbk PT	11,000	1,344
Bukalapak.com Tbk PT(1)	1,066,200	14,310
Bumi Serpong Damai Tbk PT(1)	112,800	7,714
Ciputra Development Tbk PT	208,000	15,148
Delta Dunia Makmur Tbk PT	131,800	3,026
Dharma Satya Nusantara Tbk PT	116,200	4,194
Elnusa Tbk PT	88,400	2,367
Energi Mega Persada Tbk PT(1)	282,000	4,178
Gajah Tunggal Tbk PT(1)	35,800	2,043
Global Mediacom Tbk PT(1)	161,600	2,710
Harum Energy Tbk PT	62,800	5,609
Hillcon Tbk PT	5,000	819
Indika Energy Tbk PT	41,800	3,977
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	79,200	2,551
Japfa Comfeed Indonesia Tbk PT	123,600	9,365
Map Aktif Adiperkasa PT	265,800	14,403
Mark Dynamics Indonesia Tbk PT	12,800	425
Media Nusantara Citra Tbk PT	106,200	2,698
Mitra Pinasthika Mustika Tbk PT	33,600	2,231
Panin Financial Tbk PT(1)	199,200	3,388
PP Persero Tbk PT(1)	61,800	2,212
Prodia Widyahusada Tbk PT	5,000	1,774
Sawit Sumbermas Sarana Tbk PT	46,400	3,038
Selamat Sempurna Tbk PT	59,400	7,660
Sumber Tani Agung Resources Tbk PT	38,800	2,153
Surya Citra Media Tbk PT	377,800	3,826
Surya Esa Perkasa Tbk PT	152,400	5,453
Surya Semesta Internusa Tbk PT(1)	80,600	2,277
Wintermar Offshore Marine Tbk PT(1)	62,400	1,641
		177,116
Malaysia — 3.0%
Ancom Nylex Bhd	15,900	3,892
Berjaya Food Corp. Bhd	18,500	2,500
Bermaz Auto Bhd	20,100	9,968
Bumi Armada Bhd(1)	41,600	4,771
CTOS Digital Bhd	36,700	11,427
Cypark Resources Bhd(1)	9,800	2,021
Eco World Development Group Bhd	8,200	1,849
Ekovest Bhd(1)	40,900	3,956
Gas Malaysia Bhd	7,500	4,927
Globetronics Technology Bhd	12,700	4,392
Hextar Global Bhd	30,300	4,785
Hiap Teck Venture Bhd	29,900	2,825
Hibiscus Petroleum Bhd	16,000	8,627
Kinergy Advancement Bhd(1)	16,700	1,309
Kossan Rubber Industries Bhd	23,200	8,021
KSL Holdings Bhd(1)	10,100	2,324
Malaysian Resources Corp. Bhd	48,100	4,392
Matrix Concepts Holdings Bhd	18,800	6,574
MSM Malaysia Holdings Bhd(1)	6,500	1,981
Pecca Group Bhd	7,100	2,042
Pentamaster Corp. Bhd	11,500	11,713

Pertama Digital Bhd(1)	4,100	2,835
Ranhill Utilities Bhd	17,100	3,213
Sime Darby Property Bhd	67,000	9,208
SKP Resources Bhd	16,500	2,657
SP Setia Bhd Group	48,400	7,745
Supermax Corp. Bhd	21,300	4,233
Swift Haulage Bhd	12,900	1,497
UEM Sunrise Bhd	36,700	5,602
UWC Bhd(1)	8,100	6,405
Velesto Energy Bhd(1)	114,600	5,406
WCT Holdings Bhd	26,000	2,569
		155,666
Mexico — 4.0%
Alfa SAB de CV, Class A	36,000	26,220
Alsea SAB de CV(1)	6,800	23,800
Bolsa Mexicana de Valores SAB de CV	3,800	7,220
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	576	4,643
Corp. Inmobiliaria Vesta SAB de CV	10,400	39,202
Genomma Lab Internacional SAB de CV, Class B	8,400	6,848
Gentera SAB de CV	15,000	17,307
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	420	30,080
Grupo Televisa SAB, ADR	3,748	12,069
La Comer SAB de CV	5,600	11,978
Megacable Holdings SAB de CV	10,200	24,260
Nemak SAB de CV(1)	17,600	3,770
		207,397
Philippines — 1.1%
Converge Information & Communications Technology Solutions, Inc.(1)	35,300	5,227
Robinsons Land Corp.	98,000	25,641
Wilcon Depot, Inc.	64,000	24,388
		55,256
Poland — 1.3%
AmRest Holdings SE(1)	1,046	6,396
CCC SA(1)	316	4,298
Eurocash SA	590	2,432
Grupa Azoty SA(1)	386	2,095
Grupa Kety SA	116	20,992
Jastrzebska Spolka Weglowa SA(1)	672	6,648
Tauron Polska Energia SA(1)	15,500	15,964
Text SA	220	6,069
XTB SA	444	3,702
		68,596
South Africa — 4.3%
AECI Ltd.	2,064	11,323
Astral Foods Ltd.	468	3,958
AVI Ltd.	5,868	24,389
Barloworld Ltd.	2,458	9,943
Coronation Fund Managers Ltd.	3,280	5,494
Dis-Chem Pharmacies Ltd.	5,992	9,034
Fortress Real Estate Investments Ltd., A Shares(1)	18,746	13,620
Fortress Real Estate Investments Ltd., Class B(1)	12,900	4,472
Grindrod Ltd.	11,102	6,092
Momentum Metropolitan Holdings	20,560	21,958
Motus Holdings Ltd.	2,864	14,156
MultiChoice Group(1)	2,530	9,081

Netcare Ltd.	18,564	13,598
Omnia Holdings Ltd.	2,664	8,428
Pick n Pay Stores Ltd.	4,228	5,341
Sappi Ltd.	9,420	19,745
Sun International Ltd.	2,852	6,049
Super Group Ltd.	5,438	8,382
Telkom SA SOC Ltd.(1)	2,932	3,927
Thungela Resources Ltd.	2,224	17,036
Wilson Bayly Holmes-Ovcon Ltd.(1)	1,200	8,020
		224,046
South Korea — 14.1%
Able C&C Co. Ltd.	255	1,397
Aekyung Chemical Co. Ltd.	128	1,276
Ananti, Inc.(1)	919	4,583
Aprogen Biologics(1)	4,973	1,148
Asiana Airlines, Inc.(1)	433	3,507
BH Co. Ltd.	329	5,520
Boryung	439	3,238
Byucksan Corp.	831	1,801
CANARIABIO, Inc.(1)	668	2,732
Caregen Co. Ltd.	167	3,645
Chong Kun Dang Pharmaceutical Corp.	106	10,162
Chunbo Co. Ltd.	32	2,670
Cosmax, Inc.(1)	128	10,958
Cosmochemical Co. Ltd.(1)	292	8,456
Curexo, Inc.(1)	352	5,023
Daeduck Electronics Co. Ltd.	485	9,981
Daesang Corp.	281	4,293
Daewoong Pharmaceutical Co. Ltd.	61	4,953
Danal Co. Ltd.(1)	538	1,540
Dentium Co. Ltd.	48	4,677
DGB Financial Group, Inc.	2,434	16,004
DI Dong Il Corp.	246	5,960
DL E&C Co. Ltd.	408	12,079
DL Holdings Co. Ltd.	169	6,262
DN Automotive Corp.	48	2,508
Dong-A Socio Holdings Co. Ltd.	46	3,243
Dong-A ST Co. Ltd.	61	2,769
Dongwha Enterprise Co. Ltd.(1)	82	4,367
Dongwoon Anatech Co. Ltd.(1)	245	3,632
Doosan Co. Ltd.	93	6,625
Doosan Tesna, Inc.	180	8,821
Douzone Bizon Co. Ltd.	219	4,987
Dreamtech Co. Ltd.	459	4,205
Ecopro HN Co. Ltd.	144	7,995
EMRO, Inc.(1)	92	5,502
Eugene Investment & Securities Co. Ltd.	970	3,024
Eugene Technology Co. Ltd.	225	7,520
Foosung Co. Ltd.	579	5,346
Genexine, Inc.(1)	256	1,923
GigaVis Co. Ltd.(1)	50	3,089
GOLFZON Co. Ltd.	50	3,441
Green Cross Corp.	62	5,495
Green Cross Holdings Corp.	345	3,932
GS Engineering & Construction Corp.	557	6,994

HAESUNG DS Co. Ltd.	147	6,535
Hana Materials, Inc.	117	4,151
Hana Micron, Inc.	601	13,877
Hansae Co. Ltd.	219	3,513
Hanssem Co. Ltd.	120	4,750
Hanwha General Insurance Co. Ltd.(1)	816	2,565
Hanwha Investment & Securities Co. Ltd.(1)	1,555	3,319
HD Hyundai Construction Equipment Co. Ltd.	152	5,725
HD Hyundai Energy Solutions Co. Ltd.	42	775
HD Hyundai Infracore Co. Ltd.	1,722	10,409
HDC Hyundai Development Co-Engineering & Construction, E Shares	448	5,350
Hite Jinro Co. Ltd.	422	7,209
HL Mando Co. Ltd.	387	10,670
Homecast Co. Ltd.(1)	456	987
HSD Engine Co. Ltd.(1)	655	5,023
Humasis Co. Ltd.(1)	1,482	2,310
Humax Co. Ltd.(1)	392	881
Humedix Co. Ltd.	94	2,497
Hyosung Corp.	111	5,860
Hyosung TNC Corp.	32	9,433
Hyundai Corp.	105	1,488
Hyundai Department Store Co. Ltd.	188	7,385
Hyundai Wia Corp.	224	10,339
Innox Advanced Materials Co. Ltd.	139	3,535
Insun ENT Co. Ltd.(1)	335	1,899
Intekplus Co. Ltd.	160	4,314
INTOPS Co. Ltd.	110	2,496
IS Dongseo Co. Ltd.(1)	130	2,738
i-SENS, Inc.	273	4,972
Jahwa Electronics Co. Ltd.(1)	128	2,692
Jeisys Medical, Inc.(1)	816	6,801
Jeju Air Co. Ltd.(1)	352	2,949
Jin Air Co. Ltd.(1)	214	1,955
JW Pharmaceutical Corp.	185	4,300
Kangwon Energy Co. Ltd.(1)	209	3,037
KC Tech Co. Ltd.	163	3,343
KCC Glass Corp.	125	4,018
KEPCO Plant Service & Engineering Co. Ltd.	298	8,031
KG Chemical Corp.	497	2,658
KG Eco Technology Service Co. Ltd.	250	2,176
KH Vatec Co. Ltd.	175	1,916
Koh Young Technology, Inc.	708	6,290
Kolon Industries, Inc.	239	7,964
KoMiCo Ltd.	94	4,390
KONA I Co. Ltd.(1)	158	1,988
Korea Electric Terminal Co. Ltd.	70	4,133
Korea Line Corp.(1)	2,165	3,275
Korea Petrochemical Ind Co. Ltd.	47	5,974
Kumho Tire Co., Inc.(1)	1,516	6,508
Kyung Dong Navien Co. Ltd.	102	3,601
Lake Materials Co. Ltd.(1)	525	5,933
Lithium for earth, Inc.(1)	103	530
Lotte Chilsung Beverage Co. Ltd.	49	5,605
LOTTE Fine Chemical Co. Ltd.	204	9,102
Lotte Rental Co. Ltd.	202	4,266

LVMC Holdings(1)	1,456	2,719
LX INTERNATIONAL Corp.	318	7,318
LX Semicon Co. Ltd.	109	7,271
Mcnex Co. Ltd.	180	4,231
MegaStudyEdu Co. Ltd.	103	4,551
Myoung Shin Industrial Co. Ltd.(1)	287	4,265
Namhae Chemical Corp.	324	1,795
NEPES Corp.(1)	236	3,091
NEXTIN, Inc.	98	5,299
NICE Information Service Co. Ltd.	443	3,083
Ottogi Corp.	21	6,151
Paradise Co. Ltd.(1)	473	4,883
Park Systems Corp.	65	8,075
Partron Co. Ltd.	605	4,004
Pharmicell Co. Ltd.(1)	484	2,256
Poongsan Corp.	243	6,720
Posco M-Tech Co. Ltd.	321	6,039
PSK, Inc.	283	4,343
RFHIC Corp.	146	1,648
Samchully Co. Ltd.	20	1,490
Samyang Foods Co. Ltd.	69	11,313
SD Biosensor, Inc.	267	2,340
SeAH Steel Corp.	18	1,824
SeAH Steel Holdings Corp.	28	4,144
Sebang Co. Ltd.	94	870
Sebang Global Battery Co. Ltd.	78	3,534
Seegene, Inc.	442	7,323
Seojin System Co. Ltd.(1)	352	5,190
Seoul Semiconductor Co. Ltd.	558	4,287
SFA Engineering Corp.	193	4,461
SFA Semicon Co. Ltd.(1)	958	3,937
SGC Energy Co. Ltd.	93	2,081
Shinsegae International, Inc.	163	2,075
Shinsegae, Inc.	22	2,892
SK Chemicals Co. Ltd.	130	6,458
SK D&D Co. Ltd.	135	2,945
SK Discovery Co. Ltd.	144	4,520
SK Gas Ltd.	37	4,394
SK Networks Co. Ltd.	1,693	7,421
SK Securities Co. Ltd.	5,234	2,533
SL Corp.	173	4,357
SNT Dynamics Co. Ltd.	276	3,146
SNT Motiv Co. Ltd.	97	3,290
SOLUM Co. Ltd.(1)	621	13,164
SPG Co. Ltd.	183	4,964
Sung Kwang Bend Co. Ltd.	244	2,383
Sungwoo Hitech Co. Ltd.	638	4,453
Taewoong Co. Ltd.(1)	137	1,722
Taihan Electric Wire Co. Ltd.(1)	666	6,129
TES Co. Ltd.	170	2,696
TK Corp.	209	2,432
TKG Huchems Co. Ltd.	245	4,033
Tokai Carbon Korea Co. Ltd.	70	5,361
TSE Co. Ltd.	61	2,388
Tway Air Co. Ltd.(1)	799	1,386

Unid Co. Ltd.	56	3,271
Won Tech Co. Ltd.(1)	652	5,459
Youngone Holdings Co. Ltd.	82	4,924
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,323
		736,378
Taiwan — 24.8%
Abico Avy Co. Ltd.	1,000	797
Ability Enterprise Co. Ltd.	2,000	1,720
AcBel Polytech, Inc.	10,000	13,417
Acter Group Corp. Ltd.	1,000	5,800
Adlink Technology, Inc.	1,000	1,923
Advanced Analog Technology, Inc.	1,000	2,342
Advanced International Multitech Co. Ltd.	1,000	2,275
Advanced Power Electronics Corp.	1,000	3,375
AGV Products Corp.	5,000	1,905
Air Asia Co. Ltd.	1,000	1,175
Alcor Micro Corp.	1,000	3,042
ALI Corp.(1)	1,000	1,012
All Ring Tech Co. Ltd.	1,000	4,287
Allied Circuit Co. Ltd.	1,000	4,808
Alltop Technology Co. Ltd.	1,000	5,897
Alpha Networks, Inc.	2,000	2,286
Altek Corp.	2,000	2,519
AMPOC Far-East Co. Ltd.	1,000	2,445
Anji Technology Co. Ltd.	1,000	1,232
Anpec Electronics Corp.	2,000	12,783
Apac Opto Electronics, Inc.	1,000	3,029
Apacer Technology, Inc.	1,000	1,926
Apex International Co. Ltd.	1,000	1,613
Asia Optical Co., Inc.	2,000	4,274
Avermedia Technologies	1,000	1,237
Axiomtek Co. Ltd.	1,000	2,811
Azurewave Technologies, Inc.(1)	1,000	1,439
BES Engineering Corp.	17,000	6,070
B'in Live Co. Ltd.(1)	1,000	3,456
Biostar Microtech International Corp.(1)	1,000	760
Browave Corp.	1,000	2,969
Career Technology MFG. Co. Ltd.	4,000	2,794
Castles Technology Co. Ltd.	1,000	4,663
CCP Contact Probes Co. Ltd.	1,000	1,361
Central Reinsurance Co. Ltd.(1)	3,000	2,224
Chang Wah Technology Co. Ltd.	2,000	2,170
Channel Well Technology Co. Ltd.	2,000	5,407
Charoen Pokphand Enterprise	2,000	6,141
CHC Healthcare Group	1,000	1,973
Chenbro Micom Co. Ltd.	2,000	16,114
Cheng Loong Corp.	5,000	4,765
Cheng Mei Materials Technology Corp.(1)	6,000	2,536
Cheng Uei Precision Industry Co. Ltd.	4,000	5,647
Chenming Electronic Technology Corp.	2,000	2,938
China General Plastics Corp.	4,000	2,988
China Metal Products	3,000	3,812
China Steel Chemical Corp.	1,000	3,714
China Wire & Cable Co. Ltd.	1,000	1,196
Chinese Maritime Transport Ltd.	1,000	1,512

Chin-Poon Industrial Co. Ltd.	8,000	12,516
ChipMOS Technologies, Inc.	5,000	6,529
Chong Hong Construction Co. Ltd.	1,000	2,394
Chung Hwa Pulp Corp.	4,000	2,868
Cleanaway Co. Ltd.	1,000	5,812
Clevo Co.	4,000	4,312
CMC Magnetics Corp.(1)	13,000	4,536
Compucase Enterprise	1,000	2,307
Continental Holdings Corp.	5,000	4,449
Coremax Corp.	1,000	2,689
Coretronic Corp.	2,000	4,583
Co-Tech Development Corp.	3,000	5,967
Cyberlink Corp.	1,000	3,034
CyberPower Systems, Inc.	1,000	7,149
CyberTAN Technology, Inc.(1)	3,000	2,201
DA CIN Construction Co. Ltd.	1,000	1,364
Da-Li Development Co. Ltd.	2,000	2,186
Darfon Electronics Corp.	3,000	5,056
Darwin Precisions Corp.	4,000	1,762
Depo Auto Parts Ind Co. Ltd.	1,000	4,520
Dimerco Express Corp.	1,000	2,530
D-Link Corp.	5,000	3,268
Draytek Corp.	1,000	1,014
Dynamic Holding Co. Ltd.	6,000	19,583
Eastern Media International Corp.(1)	1,000	744
Egis Technology, Inc.	1,000	3,484
Elite Advanced Laser Corp.	2,000	3,820
Elitegroup Computer Systems Co. Ltd.	3,000	2,780
Emerging Display Technologies Corp.	1,000	986
Episil Technologies, Inc.	3,000	7,318
Episil-Precision, Inc.	1,000	2,088
Eson Precision Ind Co. Ltd.	1,000	1,941
EVERGREEN Steel Corp.	1,000	2,600
Everlight Chemical Industrial Corp.	5,000	3,273
Everlight Electronics Co. Ltd.	5,000	7,481
Excelsior Medical Co. Ltd.	1,000	2,786
EZconn Corp.	1,000	2,361
Farglory F T Z Investment Holding Co. Ltd.	1,000	1,755
FIC Global, Inc.	1,000	2,094
Firich Enterprises Co. Ltd.	2,000	1,994
First Hi-Tec Enterprise Co. Ltd.	1,000	4,241
Fitipower Integrated Technology, Inc.	2,000	18,088
FLEXium Interconnect, Inc.	6,000	16,813
Flytech Technology Co. Ltd.	1,000	2,154
FocalTech Systems Co. Ltd.(1)	4,000	16,492
FOCI Fiber Optic Communications, Inc.	1,000	2,500
Forcecon Tech Co. Ltd.	1,000	5,117
Formosa Laboratories, Inc.	1,000	3,213
Foxsemicon Integrated Technology, Inc.	1,000	6,321
Franbo Lines Corp.	2,000	1,174
FSP Technology, Inc.	1,000	1,672
Fu Hua Innovation Co. Ltd.	2,000	1,876
Fulgent Sun International Holding Co. Ltd.	1,000	4,717
Fulltech Fiber Glass Corp.	3,000	1,619
Fusheng Precision Co. Ltd.	2,000	13,020

G Shank Enterprise Co. Ltd.	1,000	2,017
Gamania Digital Entertainment Co. Ltd.	1,000	2,452
GEM Terminal Industrial Co. Ltd.(1)	1,000	887
Gemtek Technology Corp.	4,000	4,367
General Interface Solution Holding Ltd.	2,000	4,213
Genesys Logic, Inc.	1,000	4,282
GeoVision, Inc.	1,000	1,460
Gigastorage Corp.(1)	2,000	1,082
Global Brands Manufacture Ltd.	3,000	6,625
Global Mixed Mode Technology, Inc.	1,000	8,564
Goldsun Building Materials Co. Ltd.	7,000	6,071
Good Will Instrument Co. Ltd.	1,000	1,173
Gordon Auto Body Parts	1,000	956
Gourmet Master Co. Ltd.	1,000	3,203
Grand Pacific Petrochemical	8,000	4,109
Grape King Bio Ltd.	1,000	4,915
Hannstar Board Corp.	3,000	5,458
HannsTouch Holdings Co.(1)	4,000	1,238
Harvatek Corp.	1,000	876
Hitron Technology, Inc.	4,000	4,004
Holdings-Key Electric Wire & Cable Co. Ltd.	2,000	1,850
Holy Stone Enterprise Co. Ltd.	2,000	6,400
Hong TAI Electric Industrial	2,000	1,631
Hota Industrial Manufacturing Co. Ltd.	2,000	4,103
Hotron Precision Electronic Industrial Co. Ltd.	1,000	1,134
Hsin Kuang Steel Co. Ltd.	2,000	3,198
Hu Lane Associate, Inc.	1,000	5,141
HUA ENG Wire & Cable Co. Ltd.	3,000	1,928
Huaku Development Co. Ltd.	2,000	6,044
Hwang Chang General Contractor Co. Ltd.	2,000	2,227
Ichia Technologies, Inc.	3,000	3,441
I-Chiun Precision Industry Co. Ltd.	2,000	2,967
IEI Integration Corp.	1,000	2,775
Infortrend Technology, Inc.	1,000	689
Info-Tek Corp.	1,000	1,784
Inpaq Technology Co. Ltd.	1,000	2,767
Integrated Service Technology, Inc.	1,000	3,038
International CSRC Investment Holdings Co.	10,000	6,304
ITE Technology, Inc.	1,000	5,011
ITEQ Corp.	2,000	5,676
Jarllytec Co. Ltd.	1,000	7,738
Jean Co. Ltd.	1,000	756
Jess-Link Products Co. Ltd.	1,000	2,904
Jih Lin Technology Co. Ltd.	1,000	2,417
Jiin Yeeh Ding Enterprise Co. Ltd.	1,000	1,595
Kaimei Electronic Corp.	1,000	2,425
KEE TAI Properties Co. Ltd.	4,000	2,146
Kindom Development Co. Ltd.	3,000	3,597
King Polytechnic Engineering Co. Ltd.	1,000	2,326
Kinik Co.	1,000	5,878
Kinpo Electronics	9,000	4,532
KMC Kuei Meng International, Inc.	1,000	4,066
KNH Enterprise Co. Ltd.(1)	1,000	916
Ko Ja Cayman Co. Ltd.	1,000	2,070
KS Terminals, Inc.	1,000	2,339

Kung Long Batteries Industrial Co. Ltd.	1,000	4,270
Kung Sing Engineering Corp.(1)	3,000	1,027
Kuo Toong International Co. Ltd.	3,000	4,386
L&K Engineering Co. Ltd.	4,000	18,712
Lanner Electronics, Inc.	1,000	3,675
Lealea Enterprise Co. Ltd.(1)	6,000	2,046
Lelon Electronics Corp.	1,000	2,223
Lida Holdings Ltd.	1,000	1,019
Lingsen Precision Industries Ltd.	5,000	3,819
Long Da Construction & Development Corp.	1,000	934
Longchen Paper & Packaging Co. Ltd.	7,000	3,361
Longwell Co.	2,000	3,955
LuxNet Corp.	1,000	5,546
Macauto Industrial Co. Ltd.	1,000	2,497
Marketech International Corp.	1,000	4,300
Materials Analysis Technology, Inc.	1,000	7,637
Mayer Steel Pipe Corp.	1,000	966
Mercuries Life Insurance Co. Ltd.(1)	24,000	3,932
Merry Electronics Co. Ltd.	4,000	14,593
Microtek International(1)	1,000	740
Mildef Crete, Inc.	1,000	2,595
Mirle Automation Corp.	1,000	1,171
MOSA Industrial Corp.	1,000	786
Motech Industries, Inc.	3,000	2,700
MPI Corp.	2,000	14,019
Namchow Holdings Co. Ltd.	1,000	1,612
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,776
Netronix, Inc.	1,000	2,958
Newmax Technology Co. Ltd.(1)	1,000	1,096
Nexcom International Co. Ltd.	1,000	1,543
Nichidenbo Corp.	2,000	3,827
Niko Semiconductor Co. Ltd.	1,000	2,085
O-Bank Co. Ltd.	11,000	3,423
OK Biotech Co. Ltd.(1)	1,000	838
Optimax Technology Corp.	1,000	1,122
Orient Semiconductor Electronics Ltd.	4,000	7,566
Oriental Union Chemical Corp.	4,000	2,523
O-TA Precision Industry Co. Ltd.	1,000	2,809
Pan-International Industrial Corp.	5,000	5,738
Patec Precision Industry Co. Ltd.(1)	1,000	2,516
PChome Online, Inc.(1)	1,000	1,419
PCL Technologies, Inc.	1,000	2,590
P-Duke Technology Co. Ltd.	1,000	3,166
Phihong Technology Co. Ltd.(1)	2,000	3,987
Phoenix Silicon International Corp.	1,000	1,705
Pixart Imaging, Inc.	1,000	5,164
Posiflex Technology, Inc.	1,000	3,698
President Securities Corp.	7,000	4,262
Primax Electronics Ltd.	8,000	16,509
Promate Electronic Co. Ltd.	3,000	5,636
Prosperity Dielectrics Co. Ltd.	1,000	1,743
Quanta Storage, Inc.	3,000	7,571
Rechi Precision Co. Ltd.	4,000	2,586
Rexon Industrial Corp. Ltd.(1)	1,000	1,852
Sampo Corp.	3,000	2,756

San Fu Chemical Co. Ltd.	1,000	4,173
Savior Lifetec Corp.	3,000	1,978
Scientech Corp.	1,000	7,045
SDI Corp.	2,000	7,552
Sea Sonic Electronics Co. Ltd.	1,000	2,976
Sercomm Corp.	4,000	15,914
Sesoda Corp.	2,000	2,067
ShenMao Technology, Inc.	1,000	2,250
Shieh Yih Machinery Industry Co. Ltd.	1,000	868
Shih Wei Navigation Co. Ltd.	1,000	641
Shin Zu Shing Co. Ltd.	1,000	3,935
Shinkong Synthetic Fibers Corp.	8,000	4,031
ShunSin Technology Holding Ltd.	1,000	5,208
Shuttle, Inc.	2,000	1,118
Sigurd Microelectronics Corp.	8,000	16,357
Sincere Navigation Corp.	4,000	2,906
Sinon Corp.	5,000	6,062
Sinphar Pharmaceutical Co. Ltd.	2,000	2,136
Siward Crystal Technology Co. Ltd.	2,000	2,198
Soft-World International Corp.	1,000	5,108
Solar Applied Materials Technology Corp.	4,000	5,183
Solomon Technology Corp.	1,000	1,316
Speed Tech Corp.	1,000	1,757
Spirox Corp.	1,000	1,373
Sporton International, Inc.	2,000	15,258
St Shine Optical Co. Ltd.	1,000	6,094
Standard Chemical & Pharmaceutical Co. Ltd.	1,000	2,129
Stark Technology, Inc.	1,000	4,032
Sunonwealth Electric Machine Industry Co. Ltd.	4,000	12,575
Sunplus Technology Co. Ltd.	5,000	5,786
Sunrex Technology Corp.	1,000	1,770
Supreme Electronics Co. Ltd.	10,000	17,889
Swancor Holding Co. Ltd.	1,000	3,095
Syncmold Enterprise Corp.	1,000	2,864
Systex Corp.	4,000	13,587
T3EX Global Holdings Corp.	1,000	2,464
Taiflex Scientific Co. Ltd.	1,000	1,362
Taimide Tech, Inc.	1,000	1,311
Tainan Enterprises Co. Ltd.	1,000	962
TaiSol Electronics Co. Ltd.	1,000	1,957
Taisun Enterprise Co. Ltd.	1,000	704
Taiwan FU Hsing Industrial Co. Ltd.	2,000	3,109
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	15,365
Taiwan Line Tek Electronic	1,000	1,277
Taiwan Mask Corp.	2,000	4,922
Taiwan Navigation Co. Ltd.	3,000	3,009
Taiwan Paiho Ltd.	2,000	3,978
Taiwan PCB Techvest Co. Ltd.	3,000	4,227
Taiwan Sakura Corp.	2,000	4,297
Taiwan Semiconductor Co. Ltd.	3,000	8,549
Taiwan Surface Mounting Technology Corp.	2,000	6,223
Taiwan TEA Corp.(1)	3,000	2,021
Taiwan Union Technology Corp.	6,000	23,536
TCI Co. Ltd.	1,000	5,517
Te Chang Construction Co. Ltd.	1,000	2,256

Test Research, Inc.	2,000	4,002
Thinking Electronic Industrial Co. Ltd.	1,000	4,916
Thye Ming Industrial Co. Ltd.	2,000	4,583
Ton Yi Industrial Corp.	4,000	2,057
Tong Hsing Electronic Industries Ltd.	4,000	21,488
TPK Holding Co. Ltd.	3,000	3,415
Tsang Yow Industrial Co. Ltd.	1,000	1,077
TSEC Corp.	3,000	2,834
TTY Biopharm Co. Ltd.	2,000	5,308
Tung Thih Electronic Co. Ltd.	1,000	4,792
TXC Corp.	6,000	19,771
TYC Brother Industrial Co. Ltd.	2,000	2,539
UBright Optronics Corp.	1,000	1,752
UDE Corp.	1,000	1,990
Unic Technology Corp.	1,000	835
Union Insurance Co. Ltd.(1)	1,000	1,231
Unitech Printed Circuit Board Corp.	8,000	5,307
United Orthopedic Corp.	1,000	2,837
Universal Cement Corp.	4,000	3,648
UPC Technology Corp.	8,000	4,076
USI Corp.	4,000	2,515
Ventec International Group Co. Ltd.	1,000	2,861
Vivotek, Inc.	1,000	5,255
Wafer Works Corp.	4,000	5,763
Waffer Technology Corp.	1,000	3,836
Wah Hong Industrial Corp.	1,000	1,129
Wah Lee Industrial Corp.	1,000	3,219
Walton Advanced Engineering, Inc.	2,000	976
We&Win Diversification Co. Ltd.(1)	1,000	959
Weikeng Industrial Co. Ltd.	3,000	2,752
Winmate, Inc.	1,000	3,966
Winstek Semiconductor Co. Ltd.	1,000	2,862
Wonderful Hi-Tech Co. Ltd.	1,000	1,015
WUS Printed Circuit Co. Ltd.	2,000	2,354
Xxentria Technology Materials Corp.	2,000	4,826
Yao Sheng Electronic Co. Ltd.	1,000	2,425
Yem Chio Co. Ltd.	4,000	2,142
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,627
YFC-Boneagle Electric Co. Ltd.	1,000	834
Yieh Phui Enterprise Co. Ltd.	8,000	4,248
Young Fast Optoelectronics Co. Ltd.	1,000	1,242
Yungshin Construction & Development Co. Ltd.	2,000	5,927
Zenitron Corp.	2,000	2,144
Zero One Technology Co. Ltd.	1,000	2,113
Zinwell Corp.(1)	2,000	1,510
Zyxel Group Corp.	3,000	5,380
		1,293,095
Thailand — 4.1%
AAPICO Hitech PCL, NVDR	3,800	2,947
AP Thailand PCL, NVDR	46,600	14,316
Asia Aviation PCL, NVDR(1)	82,000	4,454
Bangkok Airways PCL, NVDR	16,600	6,708
BCPG PCL, NVDR	25,600	6,482
BEC World PCL, NVDR	13,600	2,031
Chularat Hospital PCL, NVDR	107,600	8,615

CK Power PCL, NVDR	39,000	3,485
Dhipaya Group Holdings PCL, NVDR	6,200	5,211
Erawan Group PCL, NVDR(1)	57,200	8,542
Esso Thailand PCL, NVDR	18,200	4,345
Forth Corp. PCL, NVDR	5,200	2,991
GFPT PCL, NVDR	10,200	3,134
Gunkul Engineering PCL, NVDR	62,800	4,646
Ichitan Group PCL, NVDR	17,400	7,070
Jasmine International PCL, NVDR(1)	96,400	6,366
Major Cineplex Group PCL, NVDR	12,600	5,446
MC Group PCL, NVDR	5,800	1,864
Northeast Rubber PCL, NVDR	16,000	2,094
Plan B Media PCL, NVDR	39,000	9,266
Precious Shipping PCL, NVDR	10,400	2,495
Prima Marine PCL, NVDR	24,000	3,483
PTG Energy PCL, NVDR	10,600	2,531
Quality Houses PCL, NVDR	159,600	9,801
R&B Food Supply PCL, NVDR	12,200	4,572
Regional Container Lines PCL, NVDR	8,600	4,743
Rojana Industrial Park PCL, NVDR	21,600	3,565
RS PCL, NVDR	11,800	4,531
Sabina PCL, NVDR	3,800	2,889
Sansiri PCL, NVDR	296,400	14,089
SC Asset Corp. PCL, NVDR	32,600	2,857
Singer Thailand PCL, NVDR	7,400	2,549
Sino-Thai Engineering & Construction PCL, NVDR	17,000	4,329
SISB PCL, NVDR	4,800	4,295
Sri Trang Agro-Industry PCL, NVDR	13,200	5,744
Star Petroleum Refining PCL, NVDR	36,000	8,375
Stars Microelectronics Thailand PCL, NVDR	13,800	1,476
Susco PCL, NVDR	19,600	2,384
Taokaenoi Food & Marketing PCL, Class R, NVDR	13,400	3,499
Thoresen Thai Agencies PCL, NVDR	24,000	3,581
Tipco Asphalt PCL, NVDR	11,200	5,252
VGI PCL, NVDR	47,000	2,662
Xspring Capital PCL, NVDR(1)	77,600	2,228
		211,943
Turkey — 2.8%
Adel Kalemcilik Ticaret ve Sanayi AS	64	1,060
Afyon Cimento Sanayi TAS	3,250	1,474
Agesa Hayat ve Emeklilik AS	666	1,362
Akenerji Elektrik Uretim AS(1)	954	168
Akfen Yenilenebilir Enerji AS(1)	5,880	3,595
Albaraka Turk Katilim Bankasi AS(1)	17,714	2,461
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	106	332
Alkim Alkali Kimya AS	1,262	1,639
Alkim Kagit Sanayi ve Ticaret AS	241	234
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS	312	148
ARD Grup Bilisim Teknolojileri AS	641	552
Bagfas Bandirma Gubre Fabrikalari AS	1,194	1,670
Baticim Bati Anadolu Cimento Sanayii AS(1)	1,620	9,775
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	1,063	978
Bogazici Beton Sanayi Ve Ticaret AS	1,994	2,231
Bursa Cimento Fabrikasi AS(1)	13,572	4,071
Can2 Termik AS(1)	1,756	1,158

Cemas Dokum Sanayi AS(1)	6,165	1,477
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,454	1,371
Dardanel Onentas Gida Sanayi AS(1)	1,497	315
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	1,460	536
Dyo Boya Fabrikalari Sanayi ve Ticaret AS	215	283
EGE Gubre Sanayii AS	156	710
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	178	414
Erbosan Erciyas Boru Sanayii ve Ticaret AS	206	1,544
Escar Turizm Tasimacilik Ticaret AS	246	1,382
Esenboga Elektrik Uretim AS	1,616	1,178
Europap Tezol Kagit Sanayi VE Ticaret AS(1)	3,130	2,236
Gedik Yatirim Menkul Degerler AS	1,172	691
Gelecek Varlik Yonetimi AS	332	453
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	200	2,028
Goodyear Lastikleri TAS(1)	850	635
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	3,300	3,628
GSD Holding AS	9,262	1,269
HUN Yenilenebilir Enerji Uretim AS(1)	2,530	664
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	2,625	713
Info Yatirim AS	1,440	675
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	1,586	2,176
Is Finansal Kiralama AS(1)	4,806	2,251
Izmir Demir Celik Sanayi AS(1)	4,930	984
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	2,624	2,220
Kerevitas Gida Sanayi ve Ticaret AS(1)	2,402	930
Kervan Gida Sanayi Ve Ticaret AS	2,226	1,718
Konya Kagit Sanayi VE Ticaret AS	472	733
Kordsa Teknik Tekstil AS	604	1,754
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	3,190	6,099
Kutahya Seker Fabrikasi AS(1)	137	330
LDR Turizm AS	274	1,666
Logo Yazilim Sanayi Ve Ticaret AS	590	1,615
Margun Enerji Uretim Sanayi VE Ticaret AS	4,771	2,531
Marmaris Altinyunus Turistik Tesisler AS(1)	42	1,431
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	2,486	8,728
Menderes Tekstil Sanayi ve Ticaret AS(1)	1,374	456
Naturel Yenilenebilir Enerji Ticaret AS	1,120	2,139
Naturelgaz Sanayi ve Ticaret AS	1,186	615
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	19,062	7,214
Orge Enerji Elektrik Taahhut AS(1)	378	765
Osmanli Yatirim Menkul Degerler AS	84	546
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	184	348
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	519	408
Parsan Makina Parcalari Sanayii AS(1)	206	731
Pinar Entegre Et ve Un Sanayi AS	119	301
Pinar SUT Mamulleri Sanayii AS	142	359
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	589	331
Ral Yatirim Holding AS(1)	221	604
Sanko Pazarlama Ithalat Ihracat AS	268	194
SDT Uzay VE Savunma Teknolojileri AS	244	2,645
Sekerbank Turk AS	19,008	4,613
Suwen Tekstil Sanayi Pazarlama AS	1,056	689
Tekfen Holding AS	3,486	5,451
Teknosa Ic Ve Dis Ticaret AS(1)	1,034	1,270
Tukas Gida Sanayi ve Ticaret AS(1)	8,258	2,269

Turcas Petrol AS(1)	2,000	1,510
Tureks Turizm Tasimacilik AS(1)	170	209
Turk Prysmian Kablo ve Sistemleri AS	211	286
Turkiye Sinai Kalkinma Bankasi AS(1)	21,864	5,398
Ulusoy Un Sanayi ve Ticaret AS	720	689
Unlu Yatirim Holding AS	559	363
Usak Seramik Sanayii AS(1)	2,077	862
Vakif Finansal Kiralama AS(1)	2,430	468
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	2,386	6,214
Vestel Elektronik Sanayi ve Ticaret AS(1)	2,224	4,603
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,084	1,113
		143,939
TOTAL COMMON STOCKS (Cost $5,120,123)		5,201,949
RIGHTS†
Brazil†
Cia Brasileira de Aluminio(1)	102	9
China†
Zhejiang Expressway Co. Ltd.(1)	3,800	428
TOTAL RIGHTS (Cost $—)		437
SHORT-TERM INVESTMENTS†
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $3,031)	3,031	3,031
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,123,154)		5,205,417
OTHER ASSETS AND LIABILITIES — 0.1%		4,023
TOTAL NET ASSETS — 100.0%		$5,209,440

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	22.9%
Industrials	16.2%
Consumer Discretionary	13.8%
Materials	10.3%
Health Care	7.3%
Real Estate	7.1%
Consumer Staples	6.0%
Financials	6.0%
Communication Services	5.3%
Utilities	2.8%
Energy	2.2%
Short-Term Investments	—%†
Other Assets and Liabilities	0.1%
† Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$57,983	$418,029	—
China	237,052	1,139,171	—
Mexico	46,791	160,606	—
Other Countries	—	3,142,317	—
Rights	—	437	—
Short-Term Investments	3,031	—	—
	$344,857	$4,860,560	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.